General company information	12 Months Ended
Dec. 31, 2023
General company information
General company information

1 General company information

Centogene N.V. (“the Company”) and its subsidiaries focus on providing data-driven answers to patients, physicians, and pharmaceutical companies for rare and neurodegenerative diseases. By integrating multiomic technologies with the CENTOGENE Biodatabank, we are able to provide dimensional analysis to guide the next generation of precision medicine. Our unique approach enables rapid and reliable diagnosis for patients, supports a more precise physician understanding of disease states, and accelerates and de-risks targeted pharmaceutical drug discovery, development, and commercialization.

Centogene N.V. is a public company with limited liability incorporated in the Netherlands, with registered office located at Am Strande 7 in 18055 Rostock, Germany and Dutch trade register number 72822872.

On January 31, 2022, pursuant to a securities purchase agreement and a warrant agreement signed with certain investors, we received EUR 15.0 million as consideration for the issuance by us of an aggregate of 4,479,088 common shares at a price per share of USD 3.73.

On June 26, 2023, the Company entered into a joint venture agreement (the “Joint Venture Agreement”) dated June 26, 2023 with Pharmaceutical Investment Company (“PIC” or “Lifera”), a closed joint stock company incorporated pursuant to the laws of Saudi Arabia and a wholly-owned subsidiary of the Public Investment Fund (PIF) based in Riyadh, to form a joint venture under the laws of Saudi Arabia. According to the joint venture agreement, the founding capital is to be provided 80% (SAR 80,000,000; EUR 19,892k) by PIC and 20% (SAR 20,000,000; EUR 4,973k) by the Company and will be used to finance business operations, including the establishment of a laboratory competence center in Saudi Arabia (“KSA”). This agreement was modified on October 23, 2023. Following this, a convertible loan agreement was signed on October 26, 2023. Cash of USD 30 million was received from PIC on October 30, 2023. Pursuant to the Joint Venture Agreement, and subject to the terms and conditions contained therein, the Company and PIC have agreed to establish a limited liability company in the kingdom of Saudi Arabia (the “JV”). The terms of which also include ancillary agreements pertaining to a Technology Transfer and Intellectual Property License Agreement, a Consultancy Agreement and a Laboratory Services Agreement, that were signed on November 27, 2023, between the Company and the JV. On November 19, 2023, Genomics Innovations Company Limited (the “JV”) was fully formed as a limited liability company organized under the laws of the Kingdom of Saudi Arabia. The JV is not running yet as of December 31, 2023 and is expected to begin operations during the end of the second quarter of 2024.